Cover	3 Months Ended
Nov. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	EvoAir Holdings Inc.
Entity Central Index Key	0001700844
Entity Tax Identification Number	36-4838886
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	31-A2, Jalan 5/32A
Entity Address, Address Line Two	6 ½ Miles
Entity Address, Address Line Three	Off Jalan
Entity Address, City or Town	Kepong
Entity Address, Country	MY
Entity Address, Postal Zip Code	52000
City Area Code	603
Local Phone Number	6243 3379
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	212
Local Phone Number	947-7200